Mergers, Acquisitions and Disposals - Additional Information (Detail)	Dec. 31, 2019
Alimentos y Bebidas del Atlntico [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, percentage of voting equity interests acquired	100.00%
Comercializadora y Distribuidora Los Volcanes S.A [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, percentage of voting equity interests acquired	100.00%
Montevideo Refrescos S R L [member]
Disclosure of Detailed Information About Business Combination [Line Items]
Business acquisition, percentage of voting equity interests acquired	100.00%